CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
CONVERTIBLE NOTES PAYABLE (Tables)
CONVERTIBLE NOTES PAYABLE.
Convertible notes payable consisted of the following:

	December 31, 2013	March 31, 2013
On May 30, 2012, the Company issued a convertible note in the principal amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the unpaid principal of this note and any accrued and unpaid interest thereon, as of the Conversion Date, at the lower of (a) the price per share at which shares of capital stock issued in the Financing are sold in the Financing, or (b) the closing price of the Company's securities if traded on a securities exchange, or if actively traded over-the-counter, the average closing bid price for the securi1ies, in each case over the thirty (30) day period prior to the Conversion Date; provided however, that if no active trading market for the securities exists at the time of the conversion, such amount shall be the fair market value of a share of the Company's common stock as determined in good faith by Company's Board of Directors. A "Financing" means the closing of the sale of shares of capital stock of the Company in the first equity financing transaction after the date first set forth above, in which the Company receives gross proceeds of at least $100,000, excluding conversion of this Note. The note is currently past due with no penalty and the Company continues to accrue the interest at 10% per annum.
	200,000	200,000

February 26, 2013 convertible notes	350,000	350,000

March 15, 2013 convertible note	220,438	220,438

On July 16, 2013, the Company issued a convertible note in the principal amount of $111,111 with a 10% Original Issuance Discount ("OID") and a one-time interest charge of 12% after 90 days. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date .	111,111	-

On August 27, 2013, the Company issued a convertible notes in the principal amount of $153,500 convertible at 65% of the three lowest bids for 30 trading days before the conversion date with interest at 8% per annum due on May 26, 2014.	153,500	-

On September 26, 2013, the Company issued a convertible note in the principal amount of $27,778 with a 10% Original Issuance Discount ("OID") and a one-time interest charge of 12%. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date .	27,778	-

On October 15, 2013, the Company issued a convertible note in the principal amount of $58,000 convertible at $0.20 per share, with an $8,000 Original Issue Discount ("OID") and interest at 10% per annum maturing on May 1, 2014. The Debenture is secured by 1,250,000 restricted common shares of the Company.  In connection with the issuance of the convertible note, the Company granted the note holder a warrant to purchase 1,000,000 common shares with an exercise price of $0.25 per share, subject to certain adjustments pursuant to Section 3(b) Subsequent Equity Sales and Section 3(c) Subsequent Rights Offerings of the warrant ("full price and share reset provisions") expiring five (5) years from the date of issuance.
	58,000	-

On November 21, 2013, the Company issued a convertible note in the principal amount of $53,000, convertible at 65% of the three lowest bids for 30 trading days before the conversion date, with interest at 8% per annum, due on August 25, 2014.	53,000	-

On December 9, 2013, the Company issued a convertible note in the principal amount of $55,556 with a 10% Original Issuance Discount ("OID") and a one-time interest charge of 12%. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date .	55,556	-

Sub-total: convertible notes payable	1,229,383	770,438

Discount representing (i) the relative fair value of the warrants issued, (ii) the beneficial conversion features and (iii) the derivative liability on conversion features	(816,310)	(444,788)

Accumulated amortization of discount on convertible notes payable	658,496	32,050

Remaining discount	(157,814)	(412,738)

	$1,071,569	$357,770

	March 31, 2013	March 31, 2012

On November 16, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the private placement price on a per share basis provided the Company completes a private placement with gross proceeds of at least $100,000. On July 6, 2012, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $15,959 to 319,607 shares of the Company's common stock at $0.83 per share.	$-	$250,000

On January 16, 2012, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the private placement price on a per share basis provided the Company completes a private placement with gross proceeds of at least $100,000. On July 6, 2012, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $11,781 to 314,586 shares of the Company's common stock at $0.83 per share.	-	250,000

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000. On March 15, 2013, the above note was cancelled and reissued with a new convertible note consisting of the prior principal amount and all the accrued unpaid interest for a total amount of $220,438 with interest at 12% per annum due on September 30, 2013 with the conversion price $0.25 per share
	220,438	200,000

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000.	200,000	-

On February 26, 2013, the Company issued two (2) convertible notes in the amount of $250,000 and $100,000, respectively, for an aggregate of $350,000 with interest at 12% per annum, due on September 30, 2013, with the conversion price at $0.25 per share. In connection with the issuance of the convertible notes, the Company issued to both notes holders a warrant to purchase 1,000,000 shares and 400,000 shares, respectively, in the aggregate of 1,400,000 shares of the Company's common stock.	350,000	-

Sub-total: convertible notes payable	770,438	700,000

Discount representing (i) the relative fair value of the warrants issued and (ii) the beneficial conversion features	(444,788)	-

Accumulated amortization of discount on convertible notes payable	32,050	-

Remaining discount	(412,738)	-

	$357,770	$700,000